AUDITED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and equivalents	$ 244,599	$ 406,100	$ 989,078
Accounts receivable, net of allowance for doubtful accounts of $68,411 at September 30, 2013 and $42,227 at December 31, 2012	181,339	189,468	299,050
Inventory	825,967	802,848	821,100
Prepaid expenses and other current assets	110,553	124,104	166,581
Total current assets	1,362,458	1,522,520	2,275,809
Equipment, net of accumulated depreciation	143,204	181,945	152,069
Investments	281,396	479,026	1,137,256
Deferred income tax assets	89,000	89,000	89,000
Intangible assets	349	1,272	4,374
Total assets	1,876,407	2,273,763	3,658,508
Current liabilities:
Short term loan	405,913	413,351	396,223
Accounts payable	197,716	305,855	464,654
Accrued expenses	27,840	27,578	49,075
Loan from stockholder		0	100,000
Receipts in advance and other current liabilities	19,062	16,606	13,414
Total current liabilities	650,531	763,390	1,023,366
Stockholders' equity
Common Stock -Par Value $0.001 67,448,890 shares issued and outstanding at September 30, 2013 and December 31, 2012	67,449	67,449	67,449
Additional paid in capital	3,112,230	3,112,230	3,112,230
Accumulated other comprehensive income	375,722	332,722	226,527
Accumulated deficit	(2,329,525)	(2,002,028)	(771,064)
Total stockholders' equity	1,225,876	1,510,373	2,635,142
Total liabilities and stockholders' equity	$ 1,876,407	$ 2,273,763	$ 3,658,508